UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number: 811-05807

Eagle Capital Growth Fund, Inc.

(Exact name of registrant as specified in charter)

205 E. Wisconsin Ave.

Suite 120

Milwaukee, WI 53202

(Address of principal executive offices) (zip code)

Luke E. Sims, President

Eagle Capital Growth Fund, Inc.

205 E. Wisconsin Ave.

Suite 120
Milwaukee, WI 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-1107

Date of fiscal year end: 12/31

Date of reporting period: 07/01/2007 thru 06/30/2008

________________________________________

Issuer:	Abbott Laboratories
Ticker symbol:	ABT
CUSIP:	002824100
Date of shareholder meeting:	04/25/2008

1.         Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2.         Ratification of Deloitte & Touche LLP as auditors for the current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

3          Shareholder proposal re: access to medicines. The Fund voted AGAINST this shareholder proposal as recommended by management.

4          Shareholder proposal re: advisory vote. The Fund voted AGAINST this shareholder proposal as recommended by management.

________________________________________

Issuer:	AFLAC Inc.
Ticker symbol:	AFL
CUSIP:	001055102
Date of shareholder meeting:	05/05/2008

1.	Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2.         Proposal to approve the amendment of Article IV of the Company’s Articles of Incorporation to increase the Company’s authorized shares of $0.10 par value Common Stock from 1,000,000,000 to 1,900,000 shares. The Fund voted FOR this proposal as proposed and recommended by management.

3.        Proposal to adopt the amended and restated management incentive plan. The Fund voted FOR this proposal as proposed and recommended by management.

4.         Proposal regarding executive pay recommendation. The Fund voted FOR this proposal as proposed and recommended by management.

5.         Ratification of the appointment of KPMG LLP as independent registered public accounting firm of the Company for the current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

________________________________________

Issuer:	Avery Dennison
Ticker symbol:	AVY
CUSIP:	053611109
Date of shareholder meeting:	04/24/2008

1.         Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2.         Ratification of the appointment of PricewaterhouseCoopers LLP as the independent auditors for the current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

3.         Approval of the amended and restated Employee Stock Option and Incentive Plan. The Fund voted FOR this proposal as proposed and recommended by management.

________________________________________

Issuer:	CIT Group Inc.
Ticker symbol:	CIT
CUSIP:	125581108
Date of shareholder meeting:	05/06/2008

1.         Election of directors. The Fund voted AGAINST all nominees contrary to the recommendation by management.

2.	Ratification of PricewaterhouseCoopers LLP as independent auditors for the current fiscal year.

The Fund voted FOR this proposal as proposed and recommended by management.

3.         To approve amending the Long-Term Incentive Plan, including as increase in the number of shares available thereunder. The Fund voted AGAINST this proposal contrary to the recommendation of management.

________________________________________

Issuer:	Citigroup, Inc.
Ticker symbol:	C
CUSIP:	172967101
Date of shareholder meeting:	04/22/2008

1.         Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2.         Ratification of the selection of KPMG LLP as independent registered public accounting firm for current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

3.         Shareholder proposal requesting a report on prior governmental service of certain individuals. The Fund voted AGAINST this proposal as recommended by management.

4.         Shareholder proposal requesting a report on political contributions. The Fund voted AGAINST this proposal as recommended by management.

5.         Shareholder proposal requesting that executive compensation be limited to 100 times the average compensation paid to worldwide employees. The Fund voted FOR this proposal contrary to the recommendation of management.

6.         Shareholder proposal requesting that two candidates be nominated for each Board position. The Fund voted AGAINST this proposal as recommended by management.

7.         Shareholder proposal requesting a report on the Equator Principles. The Fund voted AGAINST this proposal as recommended by management.

8.         Shareholder proposal requesting the adoption of certain employment principles for executive officers. The Fund voted AGAINST this proposal as recommended by management.

9.         Shareholder proposal requesting that issuer amend its green house gas (GHG) emissions policies. The Fund voted AGAINST this proposal as recommended by management.

10.       Shareholder proposal requesting a report on how investment policies address or could address human rights issues. The Fund voted AGAINST this proposal as recommended by management.

11.      Shareholder proposal requesting an independent board chairman. The Fund voted FOR this proposal contrary to the recommendation of management.

12.       Shareholder proposal requesting an advisory vote to ratify executive compensation. The Fund voted AGAINST this proposal as recommended by management.

________________________________________

Issuer:	Colgate-Palmolive Co.
Ticker symbol:	CL
CUSIP:	194162103
Date of shareholder meeting:	05/08/2008

1.         Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2.         Ratification of the selection of PricewaterhouseCoopers LLP as an independent registered public accounting firm for current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

3.         Amended restated certificate of incorporation to increase the number of authorized shares of common stock. The Fund voted FOR this proposal as proposed and recommended by management.

________________________________________

Issuer:	Emerson Electric Co.
Ticker symbol:	EMR
CUSIP:	291011104
Date of shareholder meeting:	02/05/2008

1.         Election of director election. The Fund vote FOR all nominees as proposed and recommended by management.

2.         Ratification of KPMG LLP as independent registered public accounting firm for the current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

________________________________________

Issuer:	General Electric Co.
Ticker symbol:	GE
CUSIP:	369604103
Date of shareholder meeting:	04/23/2008

1.         Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2.         Ratification of KPMG LLP as the independent auditors for the current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

Shareholder Proposals

1.	Cumulative Voting. The Fund voted FOR this proposal contrary to the recommendation of management.

2.	Separate the Roles of CEO and Chairman. The Fund voted FOR this proposal contrary to the recommendation of management.

3.	Recoup Unearned Management Bonuses. The Fund ABSTAINED from voting on this proposal.

4.	Curb Over-Extended Directors. The Fund ABSTAINED from voting on this proposal.

5.	Report on Charitable contributions. The Fund ABSTAINED from voting on this proposal.

6.	Global Warming Report. The Fund ABSTAINED from voting on this proposal.

7.	Advisory Vote on Executive Compensation. The Fund voted FOR this proposal contrary to the recommendation of management.

_______________________________________

Issuer:	Graco, Inc.
Ticker symbol:	GGG
CUSIP:	384109104
Date of shareholder meeting:	04/25/2008

1.         Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2.         Ratification of appointment of Deloitte & Touch LLP as the independent registered public accounting firm. The Fund voted FOR this proposal as proposed and recommended by management.

_______________________________________

Issuer:	The Home Depot, Inc.
Ticker symbol:	HD
CUSIP:	437076102
Date of shareholder meeting:	05/22/2008

1.         Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2.         Ratification of appointment of KPMG LLP as the independent registered public accounting firm. The Fund voted FOR this proposal as proposed and recommended by management.

3.         Approve the material terms of officer performance goals under the Management Incentive Plan. The Fund voted FOR this proposal as proposed and recommended by management.

4.         Approve an amendment to the Company’s Employee Stock Purchase Plan to increase the number of reserved shares. The Fund voted FOR this proposal as proposed and recommended by management.

5.         Shareholder proposal regarding political nonpartisanship. The Fund voted AGAINST this shareholder proposal as recommended by management.

6.         Shareholder proposal regarding special shareholder meetings. The Fund voted AGAINST this shareholder proposal as recommended by management.

7.         Shareholder proposal regarding employment diversity report disclosure. The Fund voted AGAINST this shareholder proposal as recommended by management.

8.         Shareholder proposal regarding executive officer compensation. The Fund voted FOR this proposal contrary to the recommendation of management.

9.         Shareholder proposal regarding pay-for-superior performance. The Fund voted FOR this proposal contrary to the recommendation of management.

_______________________________________

Issuer:	Huntington Bancshares Inc.
Ticker symbol:	HBAN
CUSIP:	446150104
Date of shareholder meeting:	04/23/2008

1.         Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2.         Approval to amend the corporation’s charter to declassify the Board of Directors. The Fund voted FOR this proposal as proposed and recommended by management.

3.         Ratification of appointment of Deloitte & Touche LLP to serve as an independent registered public accounting firm for the corporation for the current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

________________________________________

Issuer:	Jack Henry & Associates, Inc.

Ticker symbol:	JKHY
CUSIP:	426281101
Date of shareholder meeting:	10/30/2007

1.         Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2.         Approval of the 2006 employee stock purchase plan. The Fund voted FOR this proposal as proposed and recommended by management.

3.        Approval of the Company’s 2007 annual incentive plan. The Fund voted AGAINST this proposal contrary to the recommendation of management.

________________________________________

Issuer:	Johnson & Johnson
Ticker symbol:	JNJ
CUSIP:	478160104
Date of shareholder meeting:	04/24/2008

1.         Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2.         Ratification of appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

3.         Proposal on executive compensation advisory vote. The Fund voted FOR this proposal contrary to the recommendation of management.

________________________________________

Issuer:	JPMorgan Chase & Co
Ticker symbol:	ONE
CUSIP:	46625H100
Date of shareholder meeting:	05/15/2007

1.	Election of directors. The Fund voted AGAINST all nominees proposed by management.

2.         Appointment of independent registered public accounting firm for current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

3.         Approval of amendment to 2005 Long-term Incentive Plan. The Fund voted AGAINST this proposal contrary to the recommendation of management.

4.         Reapproval of key executive performance plan. The Fund voted AGAINST this proposal contrary to the recommendation of management.

5.         Shareholder proposal re: governmental service report. The Fund voted AGAINST this proposal as recommended by management.

6.         Shareholder proposal re: political contributions report. The Fund voted AGAINST this proposal as recommended by management.

7.         Shareholder proposal re: independent chairman of the board. The Fund voted FOR this proposal contrary to the recommendation of management.

8.         Shareholder proposal re: executive compensation approval. The Fund voted FOR this proposal contrary to the recommendation of management.

9.         Shareholder proposal re: two candidates per directorship. The Fund voted FOR this proposal contrary to the recommendation of management.

10.       Shareholder proposal re: human rights and investment report. The Fund voted AGAINST this proposal as recommended by management.

11.      Shareholder proposal re: lobbying priorities report. The Fund voted AGAINST this proposal as recommended by management.

_________________________________

Issuer:	Lowe’s Companies
Ticker symbol:	LOW
CUSIP:	548661107
Date of shareholder meeting:	05/08/2007

1.         Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2.         Ratification of appointment of Ernst & Young LLP as independent auditors for the current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

3.         Shareholder proposal regarding supermajority vote requirements. The Fund voted AGAINST this proposal as recommended by management.

4.         Shareholder proposal regarding executive compensation plan. The Fund voted FOR this proposal contrary to the recommendation of management.

_________________________________

Issuer:	Marshall & Ilsley Corporation
Ticker symbol:	MI
CUSIP:	571834100
Date of shareholder meeting:	10/25/2007

1.         Proposal to approve and adopt the investment agreement, among Marshall & Ilsley, Metavante Corporation, Metavante Holding Company, Montana Merger Sub, and WPM LP, and the transactions contemplated by the investment agreement, including the holding company merger and the new Metavante Share Issuance. The Fund voted FOR this proposal, as proposed and recommended by management.

2.         Proposal to approve any adjournments of the Special Meeting for the purpose of soliciting additional proxies if there are not sufficient votes at the special meeting to approve and adopt the investment agreement and the transactions contemplated by the investment agreement, including the holding company merger and the new Metavante shares issuance. The Fund voted FOR this proposal, as proposed and recommended by management.

_________________________________

Issuer:	Marshall & Ilsley Corporation
Ticker symbol:	MI
CUSIP:	571834100
Date of shareholder meeting:	04/22/2008

1.         Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2.         Proposal to approve the Company’s amended and restated 1994 Long-term Compensation Plan. The Fund voted FOR this proposal as proposed and recommended by management.

3.         Ratification of the appointment of Deloitte & Touche LLP to audit the financial statements of the Company for the current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

4.        Shareholder proposal to request Marshall & Ilsley Corporation’s Board of Directors to initiate a process to amend Marshall & Ilsley Corporation’s Articles of Incorporation to provide for majority election of directors in non-contested elections. The Fund voted AGAINST this proposal as recommended by management.

___________________________________________________

Issuer:	Medtronic Inc.
Ticker symbol:	MDT
CUSIP:	585055106
Date of shareholder meeting:	08/23/2007

1.         Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2.         Ratification of appointment of Pricewaterhouse Coopers LLP as independent auditors for the current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

3.         Amendment to restated articles of incorporation to provide for the annual election of all directors. The Fund voted FOR this proposal as proposed and recommended by management.

___________________________________________________

Issuer:	Metavante Technologies, Inc.
Ticker symbol:	MV
CUSIP:	591407101
Date of shareholder meeting:	05/20/2008

1.         Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2.         Proposal to approve the Company’s 2007 employee stock purchase plan. The Fund voted AGAINST this proposal contrary to the recommendation of management.

3.         Proposal to approve the Company’s 2007 equity incentive plan. The Fund voted AGAINST this proposal contrary to the recommendation of management.

4.         Proposal to approve the Company’s incentive compensation plan. The Fund voted AGAINST this proposal contrary to the recommendation of management.

5.        Ratification of Deloitte & Touche LLP as the Company’s independent registered public accounting firm. The Fund voted FOR this proposal as proposed and recommended by management.

________________________________________

Issuer:	O'Reilly Automotive, Inc
Ticker symbol:	ORLY

CUSIP:	686091109
Date of shareholder meeting:	05/06/2008

1.         Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2.         Ratification of appointment of Ernst & Young LLP as independent auditors for the current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

________________________________________

Issuer:	PepsiCo, Inc.
Ticker symbol:	PEP
CUSIP:	713448108
Date of shareholder meeting:	05/07/2008

1.         Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2.         Approval of independent registered public accountants for current fiscal year. The Fund voted FOR this proposal was cast by the Fund as proposed and recommended by management.

3.         Shareholder proposal re: beverage container recycling report. The Fund voted AGAINST this proposal as recommended by management.

4.         Shareholder proposal re: genetically engineered products report. The Fund voted AGAINST this proposal as recommended by management.

5.         Shareholder proposal re: right to water policy. The Fund voted AGAINST this proposal as recommended by management.

6.         Shareholder proposal re: global warming report. The Fund voted AGAINST this proposal as recommended by management.

7.         Shareholder proposal re: advisory vote on compensation. The Fund voted AGAINST this proposal as recommended by management.

________________________________________

Issuer:	Pfizer Inc.
Ticker symbol:	PFE
CUSIP:	717081103
Date of shareholder meeting:	04/24/2008

1.         Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2.         Ratification of the selection of KPMG LLP as the independent registered public accounting firm for the current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

3.         Shareholder proposal relating to stock options. The Fund voted AGAINST this proposal as recommended by management.

4.         Shareholder proposal requesting separation of Chairman and CEO roles. The Fund voted FOR this proposal contrary to the recommendation of management.

________________________________________

Issuer:	Polymedica Corp.
Ticker symbol:	PLMD
CUSIP:	731738100
Date of shareholder meeting:	09/18/2007

1.         Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2.         Ratification of the selection of PricewaterhouseCoopers LLP as the independent accountants for the current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

3.         Ratification of the adoption of the Company’s Senior Executive Annual Bonus Plan. The Fund voted AGAINST this proposal contrary to the recommendation of management.

________________________________________

Issuer:	Sigma-Aldrich Corp.
Ticker symbol:	SIAL
CUSIP:	826552101
Date of shareholder meeting:	05/06/2008

1.         Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2.         Ratification of the appointment of KPMG LLP as the independent registered public accountant for the current fiscal year. The Fund voted FOR the proposal as proposed and recommended by management.

________________________________________

Issuer:	State Street Corp.
Ticker symbol:	STT
CUSIP:	857477103
Date of shareholder meeting:	04/30/2008

1.         Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2.         Ratification of the selection of Ernst and Young LLP as independent registered public accounting firm for the current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

3.         Shareholder proposal relating to restrictions in services performed by State Street’s Independent Registered accounting firm. The Fund voted AGAINST this proposal as recommended by management.

________________________________________

Issuer:	Stryker Corp.
Ticker symbol:	SYK
CUSIP:	863667101
Date of shareholder meeting:	04/23/2008

1.         Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2.         Ratification of the appointment of Ernst and Young LLP as independent auditors for the current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

3.         Approval of the 2008 employee stock purchase plan. The Fund voted FOR this proposal as proposed and recommended by management.

________________________________________

Issuer:	Synovus Financial Corp.
Ticker symbol:	SNV
CUSIP:	87161C105
Date of shareholder meeting:	04/24/2008

1.         Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2.         Ratification of the appointment of KPMG LLP as independent auditor for the current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

________________________________________

Issuer:	Sysco Corp.
Ticker symbol:	SYY
CUSIP:	871829107
Date of shareholder meeting:	11/09/2007

1.         Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2.         Approval of the 2007 Stock Incentive Plan. The Fund voted AGAINST this proposal contrary to the recommendation of management.

3.         Approval of the amended and restated Company 1974 Employees’ Stock Purchase Plan to (A) Reserve 6,000,000 additional shares of Company stock for issuance under such Plan and (B) provide that, with respect to Sysco’s foreign subsidiaries. The Fund voted FOR this proposal as proposed and recommended by management.

4.         Ratification of the appointment of Ernst & Young LLP as the independent accountants for current fiscal year. The Fund voted FOR the proposal as proposed and recommended by management.

________________________________________

Issuer:	Teleflex Inc.
Ticker symbol:	TFX
CUSIP:	879369106
Date of shareholder meeting:	05/01/2008

1.         Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2.         Approval of the Company’s 2008 Stock Incentive Plan. The Fund voted FOR this proposal was cast by the Fund as proposed and recommended by management.

3.         Ratification of the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

________________________________________

Issuer:	Total Systems Services Inc.
Ticker symbol:	TSS
CUSIP:	891906109
Date of shareholder meeting:	04/30/2008

1.         Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2.         Ratification of the appointment of KPMG LLP as the independent registered public accounting firm for the current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

__________________________________________

Issuer:	US Bancorp Inc.
Ticker symbol:	USB
CUSIP:	902973304
Date of shareholder meeting:	04/15/2008

1.         Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2.         Ratification of the appointment of Ernst & Young LLP as the independent registered public accounting firm for the current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

3.         Shareholder proposal re: annual ratification of executive officer compensation. The Fund voted AGAINST this proposal as recommended by management.

4.         Shareholder proposal re: separation of roles of Chairman and Chief Executive Officer. The Fund voted AGAINST this proposal as recommended by management.

_______________________________

Issuer:	Washington Mutual, Inc.
Ticker symbol:	WM
CUSIP:	939322103
Date of shareholder meeting:	04/15/2008

1.         Election of directors. The Fund voted FOR all nominees as proposed and recommended by management, except as noted. The Fund WITHHELD its vote for Kerry K. Killinger, Mary E. Pugh, and James H. Stever.

2.         Ratification of the appointment of Deloitte & Touche LLP as the independent auditor for the current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

3.         Company proposal to approve an amendment to the Company’s Amended and Restated 2002 Employee Stock Purchase Plan. The Fund voted FOR this proposal as recommended by management.

4.         Shareholder proposal re: independent board chair. The Fund voted FOR this proposal contrary to the recommendation of management.

5.         Shareholder proposal re: Company’s director election process. The Fund voted FOR this proposal contrary to the recommendation of management.

_______________________________

Issuer:	Washington Mutual, Inc.
Ticker symbol:	WM
CUSIP:	939322103
Date of shareholder meeting:	06/24/2008

1.         Company proposal to approve an amendment to the amended and restated articles of incorporation of the company to increase the number of authorized shares of common stock from 1,600,000,000 to 3,000,000,000 (and, correspondingly, increase the total number of authorized share of capital stock from 1,610,000,000 to 3,010,000,000). The Fund voted FOR this proposal as proposed and recommended by management.

2.        Company proposal to approve the conversion of the Series S and Series T Preferred stock into common stock and the exercise of warrants to purchase common stock, in each case issued to the investors pursuant to the Company’s recent equity investment transactions. The Fund voted FOR this proposal as proposed and recommended by management.

________________________________________

Issuer:	Zimmer Holdings, Inc.
Ticker symbol:	ZMH
CUSIP:	98956P102
Date of shareholder meeting:	05/05/2008

1.         Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2.         Ratification of the appointment of auditors for the current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

3.         Approval of the amended Company Executive Performance Incentive Plan. The Fund voted FOR this proposal as proposed and recommended by management.

4.         Amendment of restated certificate of incorporation to eliminate super-majority voting requirements. The Fund voted FOR this proposal as proposed and recommended by management.

________________________________________

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EAGLE CAPITAL GROWTH FUND, INC.

By: /s/ Luke E. Sims ______________________

Luke E. Sims, President

Date:	July 6, 2008